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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22691

The First Western Funds Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244
Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS - 8.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	8.125%	08/15/19	$700,000	$869,422
U.S. Treasury Notes	1.750%	05/15/23	420,000	411,239
U.S. Treasury Bonds	6.250%	08/15/23	1,150,000	1,495,359
U.S. Treasury Notes	2.250%	11/15/24	500,000	502,304
U.S. Treasury Bonds	5.250%	02/15/29	1,690,000	2,224,726
Total U.S. Treasury Obligations (Cost $5,458,694)				$5,503,050

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.5%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 0.4%
Federal Farm Credit Bank	5.150%	11/15/19	$250,000	$283,384

Federal Home Loan Bank - 4.1%
Federal Home Loan Bank	5.375%	05/15/19	675,000	762,425
Federal Home Loan Bank	2.625%	03/11/22	300,000	307,186
Federal Home Loan Bank	2.125%	10/24/22	430,000	418,463
Federal Home Loan Bank	2.250%	12/21/22	550,000	550,016
Federal Home Loan Bank	2.125%	03/10/23	350,000	347,063
Federal Home Loan Bank	2.500%	05/08/24	325,000	315,955
				2,701,108

Total U.S. Government Agency Obligations (Cost $2,954,406)				$2,984,492

MORTGAGE-BACKED SECURITIES - 44.6%	Coupon	Maturity	Par Value	Value
Commercial - 36.7%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (a)	5.000%	12/25/33	$304,999	$316,498
ACE Securities Corporation, Series 2005-SD1-M1 (a)	0.946%	11/25/50	154,117	153,973
American Home Mortgage Investment Trust, Series 2004-4-3A (a)	0.821%	02/25/45	593,073	591,700
Bank of America Funding Corporation, Series 2005-E 4A1 (a)	2.769%	03/20/35	175,171	174,267
Bayview Financial Acquisition Trust, Series 2006-B-1A3 (b)	6.159%	04/28/36	551,121	553,709
BCAP, LLC Trust, 144A, Series 2009-RR2-A1 (a)	2.756%	01/21/38	60,513	60,685
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	2.598%	01/25/34	677,857	672,211

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 36.7% (Continued)
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (a)	0.901%	11/25/34	$344,498	$337,141
Centex Home Equity Loan Trust, Series 2004-D-AF6	4.670%	09/25/34	109,593	112,138
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-6A1 (a)	0.443%	07/25/36	39,190	38,564
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-11A1 (a)	0.543%	05/25/37	110,250	109,008
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (a)	1.420%	11/25/34	690,590	674,066
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	2.674%	12/19/33	279,254	284,434
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-8R-5A1 (a)	5.467%	05/26/37	46,059	46,823
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-2R-2A5 (a)	2.191%	06/26/37	45,329	45,286
Credit Suisse Commercial Mortgage Trust, Series 2007-C1-A3	5.383%	02/15/40	233,352	238,934
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	2.692%	11/25/32	448,884	438,191
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	155,434	161,228
DB Master Finance, LLC, 144A, Series 2015-1A-A2I	3.262%	02/20/19	322,563	321,865
Dominos Pizza Master Issuer, LLC, Series 2015-1A	3.484%	10/25/45	650,000	639,438
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	282,453	280,081
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (a)	1.096%	11/25/34	281,499	272,999
Goldman Sachs Mortgage Securities Trust, 144A, Series 2005-SEA2-A1 (a)	0.546%	01/25/45	251,051	245,959
GSAA Home Equity Trust, Series 2004-11-2A1 (a)	0.880%	12/25/34	536,067	525,280
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	2.558%	05/19/33	267,142	265,387
Impac CMB Trust, Series 2004-10-4A2 (a)	1.161%	03/25/35	365,356	343,663
Impac CMB Trust, Series 2005-4-2A1 (a)	0.821%	05/25/35	755,600	741,249
Impac CMB Trust, Series 2007-A-A (a)	0.470%	05/25/37	898,085	820,161
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	5.058%	08/25/33	134,808	141,174

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.6% (Continued)	Coupon	Maturity	Par Value	Value
Commerical - 36.7% (Continued)
JPMorgan Mortgage Trust, Series 2003-A1 (a)	2.153%	10/25/33	$605,796	$593,300
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	2.387%	12/25/34	240,412	241,255
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	2.039%	02/25/34	645,237	637,578
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	2.136%	06/25/34	414,698	410,850
JPMorgan Mortgage Trust, Series 2013-3-A3 (a)	3.456%	07/25/43	358,887	359,588
JPMorgan Re-REMIC, Series 2009-9-A1 (a)	6.000%	09/26/36	270,476	278,781
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (a)	0.780%	10/25/34	541,147	505,310
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	3.213%	09/25/33	430,460	428,873
Master Asset Securitization Trust, Series 2003-5-1A1	5.500%	06/25/33	9,898	10,017
Master Asset Securitization Trust, Series 2003-8-1A1	5.500%	09/25/33	36,911	37,821
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	324,106	331,047
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	2.958%	05/25/34	426,884	427,709
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	2.976%	12/25/34	758,199	754,023
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A2 (a)	0.466%	11/25/35	73,791	73,394
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	298,272	304,521
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	5.034%	08/25/35	569,434	595,033
New York Mortgage Trust, Series 2005-3-A1 (a)	0.436%	02/25/36	500,352	464,061
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/25/35	534,061	543,276
RBS Commercial Funding Trust, 144A, Series 2010-RR3-MSCA (a)	5.917%	06/16/49	311,025	319,671
Residential Asset Securitization Trust, Series 2003-A4-A3 (a)	0.621%	05/25/33	102,759	102,539
Residential Funding Mortgage Security I, Inc., Series 2004-S4-2A6	4.500%	04/25/19	169,067	170,434
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1 (a)	3.750%	12/25/32	243,984	247,028

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 36.7% (Continued)
Securitized Asset Backed Receivables, LLC Trust, 144A, Series 2004-DO1-A1 (a)	0.756%	07/25/34	$504,987	$501,443
Sequoia Mortgage Trust, Series 2003-8 A1 (a)	0.846%	01/20/34	483,306	461,333
Sequoia Mortgage Trust, Series 2004-6-A2 (a)	0.766%	07/20/34	674,061	630,966
Sequoia Mortgage Trust, Series 2012-3 A2	3.000%	07/25/42	365,488	359,678
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	293,000	286,602
Silverleaf Finance, LLC, 144A, Series 2012-D-A	3.000%	03/17/25	108,459	109,388
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (a)	1.181%	08/25/33	421,791	415,978
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (a)	0.902%	02/19/35	797,709	748,428
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (a)	0.896%	01/19/34	124,962	120,715
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (a)	0.902%	12/19/34	538,871	533,589
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	2.965%	01/26/32	82,350	78,978
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	2.965%	01/26/32	60,770	56,694
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	2.388%	03/25/33	395,328	393,829
Structured Asset Securities Corporation, Series 2003-29-3A1 (a)	4.934%	09/25/33	567,784	571,748
Structured Asset Securities Corporation, Series 2003-29-5A2 (a)	5.250%	09/25/33	204,394	208,884
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	248,837	263,090
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	2.414%	08/25/33	198,094	199,111
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.486%	08/25/33	731,949	750,557
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (a)	1.888%	02/20/34	84,657	82,713
Wells Fargo Mortgage-Backed Securities, Series 2003-J-2A7 (a)	2.632%	10/01/33	207,784	209,281
Wells Fargo Mortgage-Backed Securities, Series 2003-G-A1 (a)	2.615%	06/01/33	10,914	10,998
				24,436,224

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.3%
FHLMC, Series 2999-ND	4.500%	07/15/20	$71,617	$74,479
FHLMC, Series 2515-UP	5.500%	10/15/22	142,775	154,505
FHLMC, Series 2574-JN	4.500%	12/15/22	99	99
FHLMC, Series 2690-TV	4.500%	11/15/25	150,631	157,091
FHLMC, Series 3827-HA	3.500%	11/15/25	202,913	213,847
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	498,425
FHLMC, Series 2700-PG	4.500%	05/15/32	21,784	21,971
FHLMC, Series 2569-LD	5.500%	02/15/33	197,813	221,446
FHLMC, Series 3793-UA	4.000%	06/15/33	147,699	157,202
FHLMC, Series 2785-GD	4.500%	10/15/33	17,163	17,589
FHLMC, Series 3017-MK	5.000%	12/15/34	18,661	19,588
FHLMC, Series 4011-NP	3.000%	07/15/39	142,729	142,675
FHLMC, Series 3843-JA	4.000%	04/15/40	177,766	190,659
FHLMC, Series 4017-MA	3.000%	03/15/41	162,678	164,730
FHLMC, Series 4077-AP	4.000%	01/15/42	429,697	457,088
FHLMC, Series 4183-PA	3.500%	01/15/43	362,587	380,467
				2,871,861
Federal National Mortgage Association - 2.8%
FNMA, Series 2003-89-LC	4.500%	09/25/18	42,368	43,872
FNMA, Series 2003-83-PG	5.000%	06/25/23	32,993	34,652
FNMA, Series 2015-M11-A1	2.097%	04/25/25	541,529	543,096
FNMA, Series 2005-80-BA	5.000%	04/25/29	78,803	86,331
FNMA, Series 2009-96-DB	4.000%	11/25/29	570,371	606,325
FNMA, Series 2004-8-GD	4.500%	10/25/32	10,878	10,949
FNMA, Pool #MA0584	4.500%	10/25/40	101,496	106,313
FNMA, Series 2014-80-KA	2.000%	03/25/44	353,249	353,511
FNMA, Series 2011-100QM	4.000%	10/25/50	62,381	63,914
				1,848,963
Government National Mortgage Association - 0.5%
GNMA, Series 2011-32-QA	4.500%	02/16/38	2,309	2,309
GNMA, Series 2009-104-KA	4.500%	08/16/39	103,556	111,163
GNMA, Series 2011-159-EA	4.000%	10/20/40	34,386	35,759
GNMA, Series 2011-138-PX	4.000%	06/20/41	157,369	162,848
				312,079
Small Business Administration - 0.3%
SBA, Series 2009-20A-1	5.720%	01/01/29	185,272	209,790

Total Mortgage-Backed Securities (Cost $29,633,318)				$29,678,917

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 3.7%	Coupon	Maturity	Par Value	Value
Califonia State Housing Finance Agency	3.650%	08/01/25	$620,000	$624,731
Florida State Department of Environmental Protection, Series B, Preservation Revenue	6.026%	07/01/21	350,000	394,538
Illinois State, General Obligation	5.877%	03/01/19	415,000	445,137
Industry Public Facilities Authorization, California	3.821%	01/01/22	200,000	207,330
Industry Public Facilities Authorization, California	5.750%	01/01/24	200,000	199,560
Irvine, California, Unified School District, Special Tax, Revenue	5.395%	09/01/17	155,000	163,037
New Jersey State Economic Development Authority, Revenue	3.802%	06/15/18	325,000	323,833
San Francisco Redevelopment Agency	2.120%	08/01/18	125,000	125,256
Total Municipal Bonds (Cost $2,429,439)				$2,483,422

ASSET-BACKED SECURITIES - 1.0%	Coupon	Maturity	Par Value	Value
Applebees/IHOP Funding, LLC,
144A, Series 2014-1-A2 (Cost $622,529)	4.277%	09/05/44	$625,000	$637,517

CORPORATE BONDS - 35.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 1.7%
AutoNation, Inc.	5.500%	02/01/20	$550,000	$599,290
Darden Restaurants, Inc.	3.350%	11/01/22	195,000	204,217
QVC, Inc.	5.125%	07/02/22	350,000	356,511
				1,160,018
Consumer Staples - 1.5%
CVS Health Corporation	3.500%	07/20/22	615,000	631,607
Kraft Heinz Company (The)	3.500%	07/15/22	205,000	208,305
SABMiller plc, 144A	6.500%	07/15/18	148,000	164,134
				1,004,046
Energy - 0.9%
El Paso, LLC	6.500%	09/15/20	143,000	147,954
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	500,000	417,674
				565,628
Financials – 12.4%
Air Lease Corporation	4.250%	09/15/24	570,000	558,600
Ally Financial, Inc.	5.750%	11/20/25	300,000	302,062
Ares Capital Corporation	4.875%	11/30/18	700,000	725,518
Aspen Insurance Holdings, Ltd.	4.650%	11/15/23	610,000	627,859

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 35.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials – 12.4% (Continued)
Bank of America Corporation	4.250%	10/22/26	$650,000	$652,427
Drawbridge Special Opportunities Fund, L.P.	5.000%	08/01/21	630,000	614,250
Fairfax Financial Holdings, Ltd., 144A	4.875%	08/13/24	630,000	613,957
Fidelity National Information Services, Inc.	3.875%	06/05/24	550,000	531,305
Icahn Enterprises, L.P.	5.875%	02/01/22	575,000	583,987
International Lease Finance Corporation, 144A	7.125%	09/01/18	440,000	482,900
JPMorgan Chase & Company	3.125%	01/23/25	650,000	636,068
Morgan Stanley	5.500%	07/24/20	600,000	674,431
SVB Financial Group	3.500%	01/29/25	625,000	601,764
Wells Fargo & Company	4.300%	07/22/27	620,000	638,344
				8,243,472
Health Care - 1.6%
Actavis Funding SCS	3.450%	03/15/22	625,000	632,014
HCA, Inc.	4.250%	10/15/19	450,000	457,875
				1,089,889
Industrials - 3.0%
AA Aircraft, 144A, Series 2013-1L	3.596%	11/01/17	351,991	355,511
Air Canada, 144A, Series 2013-1B	5.375%	11/15/22	296,222	302,147
American Airlines Group Pass- Through Trust, 144A, Series 2011-1	7.000%	01/31/18	396,056	417,839
Continental Airlines, Inc., Series 1999-1	6.545%	02/02/19	316,444	338,595
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	273,713	299,360
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	289,984	294,333
				2,007,785
Information Technology - 1.8%
Baidu, Inc.	3.250%	08/06/18	600,000	609,947
CDK Global, Inc.	3.300%	10/15/19	250,000	248,949
Tencent Holdings Ltd., 144A	3.800%	02/11/25	300,000	296,481
				1,155,377
Materials - 2.2%
Ball Corporation	5.250%	07/01/25	350,000	352,625
Harsco Corporation	5.750%	05/15/18	250,000	233,125
Smurfit Kappa Acquisitions, 144A	4.875%	09/15/18	300,000	311,250
Westlake Chemical Corporation	3.600%	07/15/22	550,000	538,024
				1,435,024

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 35.5% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 5.4%
American Campus Communities Operating Partnership, L.P.	3.350%	10/01/20	$635,000	$635,692
AvalonBay Communities, Inc.	3.500%	11/15/24	600,000	600,134
Essex Portfolio, L.P.	3.875%	05/01/24	615,000	620,009
Healthcare Trust of America Holdings, L.P.	3.700%	04/15/23	500,000	486,504
Sabra Capital Corporation	5.500%	02/01/21	350,000	360,937
W. P. Carey, Inc.	4.600%	04/01/24	500,000	506,922
Wea Finance, LLC, 144A	2.700%	09/17/19	400,000	398,128
				3,608,326
Telecommunication Services – 5.0%
American Tower Trust I, 144A	3.070%	03/15/23	500,000	487,098
AT&T, Inc.	3.000%	06/30/22	245,000	242,289
CCO Safari II, LLC, 144A	4.464%	07/23/22	470,000	475,284
Crown Castle Towers, LLC, 144A	4.883%	08/15/20	690,000	742,585
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	525,841	538,141
Lions Gate Entertainment Corporation	5.250%	08/01/18	325,000	335,562
SBA Tower Trust, 144A	3.598%	04/15/18	525,000	524,959
				3,345,918

Total Corporate Bonds (Cost $23,659,247)				$23,615,483

MONEY MARKET FUNDS - 2.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (c) (Cost $1,374,822)	1,374,822	$1,374,822

Total Investments at Value - 99.7% (Cost $66,132,455)		$66,277,703

Other Assets in Excess of Liabilities - 0.3%		230,259

Net Assets - 100.0%		$66,507,962

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(a)	Variable rate security. The rate shown is the effective interest rate as of November 30, 2015.
(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of November 30, 2015.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

MORTGAGE-BACKED SECURITIES - 43.9%	Coupon	Maturity	Par Value	Value
Commercial - 33.1%
ACE Securities Corporation, Series 2003-NC1-A2A (a)	1.060%	07/25/33	$234,621	$193,310
ACE Securities Corporation, Series 2005-SD1-M1 (a)	0.946%	11/25/50	123,294	123,178
Adjustable Rate Mortgage Trust, Series 2005-3-8A2 (a)	0.436%	07/25/35	739,561	717,912
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.749%	12/25/35	339,940	350,370
American Home Mortgage Investment Trust, Series 2004-3 6A1	4.820%	10/25/34	533,356	549,564
American Home Mortgage Investment Trust, Series 2005-1-5A1 (a)	2.534%	06/25/45	301,360	297,335
Bank of America Funding Corporation, Series 2005-E 4A1 (a)	2.769%	03/20/35	324,740	323,065
Bank of America Funding Corporation, Series 2009-R6-3A1 (a)	2.063%	01/26/37	47,552	47,437
Bank of America Mortgage Securities, Inc., Series 2004-1-2A1 (a)	5.500%	02/25/34	367,782	374,895
Bayview Financial Acquisition Trust, Series 2006-B-1A3 (b)	6.159%	04/28/36	183,707	184,569
BCAP, LLC Trust, 144A, Series 2009-RR4-2A1 (a)	2.806%	07/26/36	114,840	115,370
BCAP, LLC Trust, 144A, Series 2009-RR2-A1 (a)	2.756%	01/21/38	133,130	133,507
BCRR Trust, 144A, Series 2009-1-2A1 (a)	5.857%	07/17/40	139,438	140,827
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (a)	0.901%	11/25/34	64,593	63,214
Bear Stearns Asset-Backed Securities Trust, Series 2004-B01-M2 (a)	0.970%	10/25/34	85,000	84,721
Centex Home Equity Loan Trust, Series 2004-D-AF6	4.670%	09/25/34	49,317	50,462
CIT Group Home Equity Loan Trust, Series 2003-1-A4 (b)	3.930%	03/20/32	204,109	206,520
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-12A1 (a)	2.737%	07/25/36	43,034	43,034
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-4A1 (a)	2.765%	04/25/37	129,467	129,785
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-11A1 (a)	0.543%	05/25/37	73,500	72,672
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (a)	1.420%	11/25/34	440,366	429,830
Countrywide Home Loans, Inc., Series 2003-15-2A1 (a)	5.000%	06/25/18	87,087	86,044

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 33.1% (Continued)
Countrywide Home Loans, Inc., Series 2004-J7 (a)	5.000%	09/25/19	$374,905	$384,380
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-8R-5A1 (a)	5.467%	05/26/37	137,024	139,299
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-2R-2A5 (a)	2.191%	06/26/37	37,551	37,515
Credit Suisse Commercial Mortgage Trust, Series 2007-C1-A3	5.383%	02/15/40	233,352	238,934
Credit Suisse Commercial Mortgage Trust, Series 2007-C5-A4	5.695%	09/15/40	384,644	399,257
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	09/25/19	1,035,339	1,060,509
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	2.600%	09/25/34	646,144	643,649
Credit Suisse First Boston Mortgage Securitization, Series 2005-6-1A2 (a)	0.466%	07/25/35	91,296	89,081
Credit Suisse First Boston Securities Corporation Mortgage Trust, 144A, Series 2009-3R-25A1 (a)	2.891%	07/27/36	176,810	177,845
Credit Suisse Mortgage Trust, 144A, Series 2010-16-A4 (a)	3.358%	06/25/50	650,000	655,088
DB Master Finance, LLC, Series 2015-1A-A2I	3.262%	02/20/19	620,313	618,970
Dominos Pizza Master Issuer, LLC, 144A, Series 2012-1A-A2	5.216%	01/25/42	794,625	821,788
First Horizon Mortgage Pass-Through Trust, Series 2003-AR3-3A1 (a)	2.689%	09/25/33	504,978	513,872
FRS, LLC, Series 2013-1A-A1	1.800%	04/15/43	112,981	112,032
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (a)	1.096%	11/25/34	102,198	99,112
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	2.697%	10/25/33	195,446	197,012
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1 (a)	5.500%	09/25/34	151,510	157,673
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (a)	0.721%	06/25/35	276,841	263,135
Goldman Sachs Mortgage Securities Trust, Series 2005-SEA2-A1 (a)	0.546%	01/25/45	201,159	197,079
GSAA Home Equity Trust, Series 2004-11-2A1 (a)	0.880%	12/25/34	1,169,601	1,146,065
Harborview Mortgage Loan Trust, Series 2004-4-2A (a)	0.762%	06/19/34	170,994	158,879

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 33.1% (Continued)
Impac CMB Trust, Series 2007-A-A (a)	0.470%	05/25/37	$552,667	$504,715
Jefferies & Company, 144A, Series 2009-R9-1A1 (a)	2.405%	08/26/46	106,010	107,098
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	2.082%	10/25/33	306,092	302,319
JPMorgan Re-REMIC, 144A, Series 2009-9-A1 (a)	6.000%	09/26/36	152,143	156,814
JPMorgan Re-REMIC, 144A, Series 2009-7-8A1 (a)	2.894%	01/27/47	24,602	24,608
MASTR Asset Alternative Loans Trust, Series 2003-1 2A1	6.500%	01/25/33	956,917	998,836
MASTR Asset Securitization Trust, Series 2003-8-2A1 (a)	4.500%	09/25/18	209,779	208,811
MASTR Asset Securitization Trust, Series 2004-8-3A1 (a)	5.250%	08/25/19	409,573	422,900
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/01/24	288,371	300,316
MASTR Specialized Loan Trust, 144A, Series 2005-3-A1 (a)	0.581%	11/25/35	170,229	162,261
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (a)	0.876%	04/25/28	202,150	195,650
Morgan Stanley Capital, Inc., Series 2004-SD2-A (a)	1.121%	04/25/34	103,713	102,494
Morgan Stanley Capital, Inc., Series 2005-HE2-A1MZ (a)	0.740%	01/25/35	344,981	340,138
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A2 (a)	0.466%	11/25/35	73,853	73,455
Mortgage IT Trust, Series 2004-2-M1 (a)	1.021%	12/25/34	617,712	566,128
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	5.034%	08/25/35	284,717	297,516
Orange Lake Timeshare Trust, 144A, Series 2012-AA-A (a)	3.450%	03/10/27	82,424	83,489
Park Place Securities, Inc., Series 2005-WHQ1-M2 (a)	0.946%	03/25/35	49,041	48,753
Provident Funding Mortgage Loan Trust, Series 2003-1-A (a)	2.610%	08/25/33	698,927	720,187
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	2.494%	05/25/35	492,383	496,966
RBS Commercial Funding Trust, 144A, Series 2010-RR3-MSCA (a)	5.917%	06/16/49	233,269	239,753
RBSSP Resecuritization Trust, 144A, Series 2010-3-4A1 (a)	2.928%	12/26/35	513,251	515,407

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 33.1% (Continued)
RBSSP Resecuritization Trust, 144A, Series 2009-2-2A1 (a)	5.500%	05/26/36	$87,519	$88,539
Residential Asset Mortgage Products, Inc., Series 2004-RS12-AI6 (a)	4.547%	12/25/34	27,903	28,163
Residential Asset Mortgage Products, Inc., Series 2005-SP3-A3 (a)	0.610%	12/25/35	41,660	41,319
Residential Asset Securities Corporation, Series 2003-KS10-AI6	4.540%	12/25/33	52,992	54,394
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1 (a)	3.750%	12/25/32	285,072	288,629
Residential Funding Mortgage Security I, Inc., Series 2004-S2-A9 (a)	5.500%	03/25/34	199,835	204,133
Security National Mortgage Loan Trust, Series 2006-3A-A1 (a)	0.501%	01/25/37	46,706	46,657
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	272,559	266,607
Silverleaf Finance, LLC, 144A, Series 2012-D-A	3.000%	03/17/25	26,030	26,253
Soundview Home Equity Loan Trust, Series 2003-2-A2 (a)	1.496%	11/25/33	111,933	110,667
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	2.519%	09/25/34	339,774	338,784
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (a)	1.181%	08/25/33	632,686	623,967
Structured Asset Investment Loan Trust, Series 2003-BC9-3A3 (a)	0.920%	08/25/33	228,470	224,309
Structured Asset Securities Corporation, Series 2003-29-5A2 (a)	5.250%	09/25/33	374,880	383,115
Structured Asset Securities Corporation, Series 2003-34A-3A4 (a)	2.592%	11/25/33	632,300	620,743
Structured Asset Securities Corporation, Series 2004-GEL3-A (a)	1.181%	08/25/34	206,628	203,772
Truman Capital Mortgage Loan Trust, 144A, Series 2005-1-A (a)	0.650%	03/25/37	200,327	195,850
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	2.414%	08/25/33	362,071	363,930
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.486%	08/25/33	228,099	233,898
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (a)	1.888%	02/27/34	89,113	87,067
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS3-2A1 (a)	5.250%	03/25/18	190,253	191,094

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 43.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 33.1% (Continued)
Wells Fargo Mortgage-Backed Securities, Series 2005-2-2A1 (a)	4.750%	04/25/20	$306,337	$313,788
Wells Fargo Mortgage-Backed Securities, Series 2003-0-5A1 (a)	2.528%	01/25/34	756,147	774,519
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	2.740%	07/25/34	101,761	102,538
Wells Fargo Mortgage-Backed Securities, Series 2005-AR10-2A2 (a)	2.695%	06/25/35	154,137	158,050
				25,668,194
Federal Home Loan Mortgage Corporation - 4.7%
FHLMC, Series 3861-A	4.500%	01/15/29	77,041	78,553
FHLMC, Series 3837-JA	4.000%	05/15/38	10,742	11,182
FHLMC, Series 3687-CB	2.500%	11/15/38	609,329	621,329
FHLMC, Series 4312-GA	2.500%	12/15/41	745,726	746,086
FHLMC, Series 4183-PA	3.500%	01/15/43	1,087,762	1,141,402
FHLMC, Series 4417-Hd	2.250%	11/15/41	1,047,728	1,035,886
Federal National Mortgage Association - 3.8%
FNMA, Series 2004-9-DH	4.000%	06/25/33	139,037	144,260
FNMA, Series 2010-152-DA	3.000%	05/25/39	377,445	395,371
FNMA, Series 2011-15-W (a)	3.499%	06/25/39	299,867	310,858
FNMA, Series 2012-102-PA	4.500%	03/25/41	547,247	573,916
FNMA, Series 2012-136-PD	2.500%	11/25/42	675,627	684,540
FNMA, Series 2014-80-KA	2.000%	03/25/44	831,175	831,791
				2,940,736
Government National Mortgage Association - 2.1%
GNMA, Pool #GN615735	5.000%	06/15/23	296,070	327,865
GNMA, Series 2009-100-PL	5.000%	04/20/37	87,356	89,452
GNMA, Series 2010-10-NH	4.000%	12/20/38	396,444	415,103
GNMA, Series 2011-159-EA	4.000%	10/20/40	85,964	89,398
GNMA, Series 2014-184-ED	3.000%	12/20/43	712,675	735,497
				1,657,315
Small Business Administration - 0.2%
SBA, Series 2002-20K (a)	5.080%	11/01/22	159,673	171,234

Total Mortgage-Backed Securities (Cost $34,112,113)				$34,071,917

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 3.8%	Coupon	Maturity	Par Value	Value
Carson California Redevelopment Agency	2.261%	02/01/17	$570,000	$570,120
Illinois State General Obligation	5.163%	02/01/18	465,000	482,986
Industry Public Facilities Authorization, California	2.203%	01/01/18	625,000	625,919
New Jersey State Economic Development Authority, Revenue	3.802%	06/15/18	650,000	647,666
San Francisco City & County Redevelopment Agency	2.120%	08/01/18	625,000	626,281
Total Municipal Bonds (Cost $2,961,567)				$2,952,972

CORPORATE BONDS - 48.8%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 7.0%
AutoNation, Inc.	6.750%	04/15/18	$557,000	$612,514
Brinker International, Inc.	2.600%	05/15/18	450,000	448,743
Darden Restaurants, Inc.	6.450%	10/15/17	300,000	329,179
Dillard's, Inc.	7.130%	08/01/18	630,000	694,916
Expedia, Inc.	7.456%	08/15/18	600,000	675,643
Hyatt Hotels Corporation, 144A	6.875%	08/15/19	590,000	672,895
McGraw-Hill Companies, Inc. (The)	5.900%	11/15/17	600,000	638,095
MGM Resorts International	10.000%	11/01/16	250,000	267,345
Tencent Holdings Ltd., 144A	3.375%	03/05/18	600,000	613,654
Toll Brothers Finance Corporation	8.910%	10/15/17	450,000	502,875
				5,455,859
Consumer Staples - 2.7%
Kraft Heinz Company (The)	2.000%	07/02/18	690,000	690,139
Kroger Company (The)	7.000%	05/01/18	250,000	279,440
Kroger Company (The)	6.800%	12/15/18	381,000	430,185
SABMiller plc, 144A	6.500%	07/15/18	600,000	665,408
				2,065,172
Energy - 1.8%
Kinder Morgan, Inc.	7.250%	06/01/18	600,000	650,098
Spectra Energy Capital, LLC	6.200%	04/15/18	715,000	760,491
				1,410,589
Financials - 13.3%
Ally Financial, Inc.	3.600%	05/21/18	300,000	300,360
Apollo Investment Corporation, CV	5.750%	01/15/16	500,000	501,250
Ares Capital Corporation	4.875%	11/30/18	630,000	652,966
Aviation Capital Group Corporation, 144A	4.625%	01/31/18	600,000	616,500
Bank of America Corporation	5.650%	05/01/18	675,000	731,909
Bank One Corporation	8.530%	03/01/19	450,000	530,445
Citigroup, Inc.	2.150%	07/30/18	700,000	704,070
CNA Financial Corporation	6.950%	01/15/18	565,000	618,054
Discover Bank	2.600%	11/13/18	650,000	652,301

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.8% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 13.3% (Continued)
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	$550,000	$603,233
Fidelity National Financial, Inc.	6.600%	05/15/17	563,000	596,835
Fidelity National Information Services, Inc.	2.850%	10/15/18	730,000	736,717
GATX Financial Corporation	2.375%	07/30/18	190,000	189,245
Goldman Sachs Group, Inc.	6.150%	04/01/18	675,000	739,864
Icahn Enterprises, L.P.	3.500%	03/15/17	450,000	450,000
International Lease Finance Corporation, 144A	7.125%	09/01/18	505,000	554,238
Oaktree Capital Management, L.P., 144A	6.750%	12/02/19	350,000	402,568
Sirius International Insurance Group, Ltd., 144A	6.375%	03/20/17	725,000	754,802
				10,335,357
Health Care - 3.1%
Actavis Funding SCS	2.350%	03/12/18	600,000	604,680
HCA, Inc.	4.250%	10/15/19	400,000	407,000
Humana, Inc.	7.200%	06/15/18	718,000	808,150
McLaren Health Care Corporation	1.964%	05/15/18	600,000	600,232
				2,420,062
Industrials - 4.7%
AA Aircraft, Series 2013-1L	3.596%	11/01/17	167,615	169,291
America West Airlines, Inc., Series 2000-01	8.057%	07/02/20	34,643	38,887
American Airlines Group Pass-Through Trust, 144A, Series 2011-1	7.000%	01/31/18	335,640	354,101
Continental Airlines, Inc., Series 2009-1	9.000%	07/08/16	105,840	110,339
Continental Airlines, Inc., Series 1998-1	6.648%	09/15/17	69,757	71,676
Continental Airlines, Inc., Series 1998-3	6.820%	05/01/18	64,932	68,503
Continental Airlines, Inc., Series 2000-1	8.048%	11/01/20	56,857	63,998
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	56,630	61,937
Continental Airlines, Inc., Series 2001-1	6.703%	06/15/21	572,577	599,774
Delta Air Lines, Inc., Series 2009-1A	7.750%	12/17/19	144,931	162,866
Domtar Corporation	10.750%	06/01/17	95,000	106,532
General Motors Financial Company, Inc.	3.250%	05/15/18	525,000	530,022
Ingersoll-Rand Global Holding Company, Ltd.	6.875%	08/15/18	525,000	585,251
Masco Corporation	6.125%	10/03/16	500,000	518,100
US Airways, Inc., Series 2001-1G	7.076%	03/20/21	150,959	162,658
				3,603,935
Information Technology - 1.7%
Baidu, Inc.	3.250%	08/06/18	650,000	660,776
Dell, Inc.	5.650%	04/15/18	350,000	367,500
Nokia Corporation	5.375%	05/15/19	265,000	283,203
				1,311,479

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.8% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 2.8%
Cytec Industries, Inc.	8.950%	07/01/17	$157,000	$171,925
Glencore Funding, LLC, 144A	2.125%	04/16/18	500,000	430,000
Harsco Corporation	5.750%	05/15/18	294,000	274,155
Packaging Corporation of America	6.500%	03/15/18	500,000	543,216
Smurfit Kappa Acquisitions, 144A	4.875%	09/15/18	325,000	337,187
U.S. Concrete, Inc.	8.500%	12/01/18	390,000	406,088
				2,162,571
Real Estate - 3.9%
First Industrial, L.P.	5.950%	05/15/17	430,000	453,342
Hospitality Properties Trust	5.625%	03/15/17	525,000	544,614
Liberty Property, L.P.	6.625%	10/01/17	646,000	696,776
National Retail Properties, Inc.	6.875%	10/15/17	293,000	317,824
PPF Funding, Inc., 144A	5.700%	04/15/17	234,000	242,774
Simon Property Group, L.P.	10.350%	04/01/19	600,000	741,786
				2,997,116
Telecommunication Services - 6.6%
American Tower Corporation	3.400%	02/15/19	525,000	540,102
CBS Corporation	4.625%	05/15/18	600,000	636,013
Cox Communications, Inc., 144A	6.250%	06/01/18	650,000	701,628
Grupo Televisa, S.A.B.	6.000%	05/15/18	600,000	649,367
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	497,159	508,787
Lions Gate Entertainment Corporation	5.250%	08/01/18	400,000	413,000
SBA Tower Trust, 144A (a)	3.598%	04/15/18	750,000	749,941
SiTV, LLC, 144A	10.375%	07/01/19	200,000	157,000
Verizon Communications, Inc.	3.650%	09/14/18	750,000	790,485
				5,146,323
Utilities - 1.2%
Columbia Pipeline Group, Inc., 144A	2.450%	06/01/18	340,000	338,168
Otter Tail Corporation	9.000%	12/15/16	543,000	582,196
				920,364

Total Corporate Bonds (Cost $38,029,261)				$37,828,827

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (c) (Cost $2,118,366)	2,118,366	$2,118,366

Total Investments at Value - 99.2% (Cost $77,221,307)		$76,972,082

Other Assets in Excess of Liabilities - 0.8%		583,289

Net Assets - 100.0%		$77,555,371

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.
CV - Convertible Security.
(a)	Variable rate security. The rate shown is the effective interest rate as of November 30, 2015.
(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of November 30, 2015.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

CORPORATE BONDS - 94.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary – 14.6%
ACCO Brands Corporation	6.750%	04/30/20	$750,000	$783,750
ADT Corporation (The)	4.125%	04/15/19	150,000	152,625
APX Group Holdings, Inc.	6.375%	12/01/19	750,000	716,250
GameStop Corporation, 144A	5.500%	10/01/19	750,000	746,250
KB Home	4.750%	05/15/19	750,000	735,000
Landry's Holdings II, Inc., 144A	10.250%	01/01/18	750,000	764,062
MGM Resorts International	5.250%	03/31/20	750,000	751,875
Michaels Stores, Inc., 144A	5.875%	12/15/20	750,000	767,813
NCL Corporation Ltd., 144A	4.625%	11/15/20	750,000	751,875
				6,169,500
Consumer Staples – 9.4%
Beverages & More, Inc., 144A	10.000%	11/15/18	750,000	716,250
Bumble Bee Holdings, Inc., 144A	9.000%	12/15/17	499,000	509,604
Bumble Bee Holdings, Inc., 144A	9.625%	03/15/18	251,000	254,137
Cott Beverages, Inc.	6.750%	01/01/20	750,000	778,125
Dean Holding Company	6.900%	10/15/17	250,000	262,500
Dollar Tree, Inc. (The), 144A	5.250%	03/01/20	750,000	776,250
FAGE Dairy Industry S.A., 144A	9.875%	02/01/20	500,000	521,875
Rite Aid Corporation	9.250%	03/15/20	150,000	160,312
				3,979,053
Energy – 7.2%
Crestwood Midstream Partners, L.P.	6.000%	12/15/20	741,000	642,818
Hornbeck Offshore Services, Inc.	5.875%	04/01/20	350,000	278,250
Targa Resources Partners, L.P.	4.125%	11/15/19	750,000	703,125
Vanguard Natural Resources, LLC	7.875%	04/01/20	500,000	260,000
Whiting Petroleum Corporation	5.000%	03/15/19	500,000	470,000
WPX Energy, Inc.	7.500%	08/01/20	750,000	706,875
				3,061,068
Financials – 10.0%
AerCap Holdings N.V.	4.625%	10/30/20	200,000	205,500
Aircastle Limited	7.625%	04/15/20	150,000	170,250
Ally Financial, Inc.	3.750%	11/18/19	750,000	745,275
Hub Holdings, LLC, 144A	8.125%	07/15/19	750,000	720,000
Icahn Enterprises L.P.	6.000%	08/01/20	750,000	771,562
iStar, Inc.	5.000%	07/01/19	750,000	727,500
NewStar Financial, Inc.	7.250%	05/01/20	750,000	742,500
Realogy Group, LLC, 144A	4.500%	04/15/19	150,000	155,250
				4,237,837
Health Care - 5.0%
Community Health Systems, Inc.	5.125%	08/15/18	150,000	153,000

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.5% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 5.0% (Continued)
HCA, Inc.	4.250%	10/15/19	$150,000	$152,625
Prospect Medical Holdings, Inc., 144A	8.375%	05/01/19	750,000	787,500
Tenet Healthcare Corporation	5.500%	03/01/19	750,000	727,500
Valeant Pharmaceuticals International, Inc., 144A	5.375%	03/15/20	350,000	313,250
				2,133,875
Industrials – 11.5%
Air Canada, 144A	8.750%	04/01/20	480,000	522,000
American Airlines Group Pass-Through Trust, Series 2011-1	7.000%	01/31/18	67,128	70,820
Corrections Corporation of America	4.125%	04/01/20	750,000	729,375
Fiat Chrysler Automobiles N.V.	4.500%	04/15/20	750,000	753,750
Neovia Logistics Intermediate Holdings, LLC, 144A	10.000%	02/15/18	750,000	735,000
Techniplas LLC, 144A	10.000%	05/01/20	750,000	521,250
XPO Logistics, Inc., 144A	7.875%	09/01/19	750,000	760,313
Zachry Holdings, Inc., 144A	7.500%	02/01/20	750,000	750,000
				4,842,508
Information Technology - 2.4%
CommScope Holdings Company, Inc., 144A	6.625%	06/01/20	750,000	759,375
Dell, Inc.	5.875%	06/15/19	250,000	265,625
				1,025,000
Materials – 10.7%
Ardagh Finance Holdings S.A., 144A	8.625%	06/15/19	750,000	781,875
Cornerstone Chemical Company, 144A	9.375%	03/15/18	350,000	349,125
Glencore Funding, LLC, 144A	2.500%	01/15/19	750,000	615,000
Harsco Corporation	5.750%	05/15/18	750,000	699,375
INEOS Group Holdings S.A., 144A	5.875%	02/15/19	750,000	746,250
Sappi Ltd., 144A	7.750%	07/15/17	525,000	548,625
U.S. Concrete, Inc.	8.500%	12/01/18	750,000	780,938
				4,521,188
Telecommunication Services - 18.7%
CSC Holdings, LLC	8.625%	02/15/19	750,000	806,632
Digicel Ltd., 144A	7.000%	02/15/20	750,000	722,813
Frontier Communications Corporation, 144A	8.875%	09/15/20	750,000	751,875
Gray Television, Inc.	7.500%	10/01/20	750,000	778,125
Lions Gate Entertainment Corporation	5.250%	08/01/18	500,000	516,250
Numericable-SFR S.A., 144A	4.875%	05/15/19	750,000	748,125
SiTV, LLC, 144A	10.375%	07/01/19	750,000	588,750
Sprint Capital Corporation	6.900%	05/01/19	750,000	667,500
Starz, LLC	5.000%	09/15/19	750,000	763,125

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.5% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 18.7% (Continued)
T-Mobile USA, Inc.	6.542%	04/28/20	$750,000	$774,375
Windstream Services, LLC	7.875%	11/01/17	750,000	781,875
				7,899,445
Utilities - 5.0%
AES Corporation (The) (a)	3.324%	06/01/19	750,000	703,125
NGL Energy Partners, L.P.	5.125%	07/15/19	750,000	667,500
NRG Energy, Inc.	8.250%	09/01/20	750,000	772,500
				2,143,125

Total Corporate Bonds (Cost $40,577,915)				$40,012,599

MONEY MARKET FUNDS - 5.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (b) (Cost $2,439,619)	2,439,619	$2,439,619

Total Investments at Value - 100.3% (Cost $43,017,534)		$42,452,218

Liabilities in Excess of Other Assets - (0.3%)		(131,267)

Net Assets - 100.0%		$42,320,951

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(a)	Variable rate security. The rate shown is the effective interest rate as of November 30, 2015.
(b)	The rate shown is the 7-day effective yield as of November 30, 2015.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2015 (Unaudited)

1. Securities Valuation

The securities of First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds’ investment adviser) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board. Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2015:

First Western Fixed Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$5,503,050	$-	$5,503,050
U.S. Government Agency Obligations	-	2,984,492	-	2,984,492
Mortgage-Backed Securities	-	29,678,917	-	29,678,917
Municipal Bonds	-	2,483,422	-	2,483,422
Asset-Backed Securities	-	637,517	-	637,517
Corporate Bonds	-	23,615,483	-	23,615,483
Money Market Funds	1,374,822	-	-	1,374,822
Total	$1,374,822	$64,902,881	$-	$66,277,703

First Western Short Duration Bond Fund:
	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$-	$34,071,917	$-	$34,071,917
Municipal Bonds	-	2,952,972	-	2,952,972
Corporate Bonds	-	37,828,827	-	37,828,827
Money Market Funds	2,118,366	-	-	2,118,366
Total	$2,118,366	$74,853,716	$-	$76,972,082

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

First Western Short Duration High Yield Credit Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$40,012,599	$-	$40,012,599
Money Market Funds	2,439,619	-	-	2,439,619
Total	$2,439,619	$40,012,599	$-	$42,452,218

As of November 30, 2015, the Funds did not have any transfers into and out of any Level. In addition, the Funds did not hold derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of November 30, 2015:
			First Western Short Duration High Yield Credit Fund
	First Western Fixed Income Fund	First Western Short Duration Bond Fund

Cost of portfolio investments	$66,132,455	$77,221,307	$43,017,534

Gross unrealized appreciation	$686,788	$280,347	$98,206
Gross unrealized depreciation	(541,540)	(529,572)	(663,522)

Net unrealized appreciation (depreciation)	$145,248	$(249,225)	$(565,316)

4. Risks Associated with Mortgage-Backed Securities

First Western Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities. This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in mortgage-backed securities, the Funds will be subject to the risks associated with these securities to a greater degree than a Fund that does not concentrate in mortgage-backed securities. As of November 30, 2015, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 44.6% and 43.9%, respectively, of the value of their net assets invested in mortgage-backed securities.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and adversely affect their values. Such an economic downturn may be expected to result in increased issuers’ defaults on such securities. Securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” securities.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The First Western Funds Trust

By (Signature and Title)*		/s/ Debra Silversmith
Debra Silversmith, President

Date	January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Debra Silversmith
Debra Silversmith, President

Date	January 29, 2016

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	January 29, 2016

*	Print the name and title of each signing officer under his or her signature.